CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                               CHICAGO, IL 60603


                                October 14, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


          Re: Guggenheim Defined Portfolios, Series 1231 (the "Fund")
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Ladies and Gentlemen:

     Enclosed please find a copy of Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the subject Fund. This Amendment No. 1 to the Registration Statement is filed on October 14, 2014, on behalf of Guggenheim Funds Distributors, LLC (the "Sponsor").

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission (the "Commission"). Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-03763) are intended to apply not only to that series of the Fund, but to all "subsequent series" as well.

     The Fund is expected to be comprised of the following unit investment trusts: Guggenheim US High Dividend Strategy Portfolio, Series 14 and Guggenheim US SMID High Dividend Portfolio, Series 14 (the "Trusts"). The Trusts will invest in a portfolio of common shares. We asked that the Commission review the Fund due to material changes to the investment strategy.

     We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund on October 15, 2014.

     In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Eric F. Fess collect at (312) 845-3781 or Morrison C. Warren at (312) 845-3484.

                                                               Very truly yours,

                                                      /s/ Chapman and Cutler LLP
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                                                          CHAPMAN AND CUTLER LLP